Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Current [Abstract]
U.S. Federal	$ 78	$ 112
U.S. State	11	20
Non-U.S.	93	76
Total current	182	208
Deferred [Abstract]
U.S. Federal	(11)	(31)
U.S. State	(9)	(26)
Non-U.S.	(78)	(49)
Total deferred	(98)	(106)
Expense for income taxes	84	102
U.S. income from continuing operations before income taxes	285	326
Non-U.S. income from continuing operations before income taxes	270	326
Income taxes paid	$ 264	$ 211